Organization, Nature of the Business, and Risks and Uncertainties - Additional Information (Detail) - AONE [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Subsidiary Sale Of Stock [Line Items]
Cash held in trust	$ 132.5
Partners' Capital Account, Redemptions	64.2
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 210.0
Shares Issued, Price Per Share | $ / shares	$ 10.00
Cash on hand	$ 45.0
Business Acquisition, Transaction Costs	27.1
Proceeds from Divestiture of Businesses, Net of share purchases	$ 288.8